Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2026	Mar. 03, 2026	Mar. 31, 2025
Successor
Revenues:
Total revenues	$ 15,346
Operating expenses:
Lease operating expenses	5,890
Production taxes	1,024
Ad valorem taxes	358
Depletion, oil and gas properties	4,406
Depreciation and amortization, other property and equipment	263
Accretion of asset retirement obligation	368
General and administrative	1,699
Acquisition and transaction costs	224
Cost of field services revenue	4
Gain on sale of assets	(30)
Total operating expenses	14,206
Income (loss) from operations	1,140
Other income (expense):
Loss on commodity derivatives	(33,165)
Change in fair value of earnout liability	96
Interest expense	(1,715)
Other income (expense)	(275)
Total other income (expense)	(35,059)
Net loss before income taxes	(33,919)
Income tax benefit	6,953
Net loss	(26,966)
Net loss attributable to non-controlling interests	(1,547)
Net loss attributable to Presidio Production Company	(25,419)
Predecessor
Revenues:
Total revenues		$ 35,876	$ 51,942
Operating expenses:
Lease operating expenses		12,277	18,955
Production taxes		2,098	2,989
Ad valorem taxes		758	1,284
Depletion, oil and gas properties		4,276	7,281
Depreciation and amortization, other property and equipment		673	790
Accretion of asset retirement obligation		643	1,008
General and administrative		48,649	16,506
Acquisition and transaction costs		6,993	422
Cost of field services revenue		9	179
Gain on sale of assets		(816)	(4,899)
Total operating expenses		75,560	44,515
Income (loss) from operations		(39,684)	7,427
Other income (expense):
Loss on commodity derivatives		(27,905)	(18,524)
Change in fair value of earnout liability
Interest expense		(3,920)	(6,319)
Other income (expense)		170	(136)
Total other income (expense)		(31,655)	(24,979)
Net loss before income taxes		(71,339)	(17,552)
Income tax benefit
Net loss		(71,339)	(17,552)
Net loss attributable to non-controlling interests
Net loss attributable to Presidio Production Company		(71,339)	(17,552)
Oil sales | Successor
Revenues:
Total revenues	8,803
Oil sales | Predecessor
Revenues:
Total revenues		12,017	22,482
Natural gas sales | Successor
Revenues:
Total revenues	2,030
Natural gas sales | Predecessor
Revenues:
Total revenues		17,497	16,036
Natural gas liquids sales | Successor
Revenues:
Total revenues	4,425
Natural gas liquids sales | Predecessor
Revenues:
Total revenues		6,207	13,065
Field services revenue | Successor
Revenues:
Total revenues	$ 88
Field services revenue | Predecessor
Revenues:
Total revenues		$ 155	$ 359
Class A Common Stock | Successor
Net loss per Class A common stock:
Basic (in Dollars per share)	$ (0.99)
Diluted (in Dollars per share)	$ (0.99)
Weighted average Class A common stock outstanding:
Basic (in Shares)	26,738,407
Diluted (in Shares)	26,738,407
PIH Class A Unit | Predecessor
Net loss per Class A common stock:
Basic (in Dollars per share)		$ (616.17)	$ (151.6)
Diluted (in Dollars per share)		$ (616.17)	$ (151.6)
Weighted average Class A common stock outstanding:
Basic (in Shares)		115,778	115,778
Diluted (in Shares)		115,778	115,778